Net income per common share - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended			3 Months Ended		12 Months Ended
	May 27, 2020	Feb. 03, 2020	Jan. 30, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Initial shares received as part of an accelerated share repurchase program		7,055,919	7,055,919		3,500,000
Accelerated share repurchases settlement receipt	$ 500			$ 250		$ 125	$ 500
Common Shares Repurchased Accelerated Share Repurchase Agreements				1,165,607		2,438,180
COVID-19
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares Repurchased Accelerated Share Repurchase Agreements	4,763,216
Accelerate Share Repurchase
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock repurchase program authorized amount			$ 500
Accelerate Share Repurchase | COVID-19
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Shares Repurchased Accelerated Share Repurchase Agreements	4,763,216